Retirement Plan (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Periodic Pension Cost [Line Items]
Service cost	$ 16	$ 16	$ 0
Interest cost	72	72	61
Expected return on plan assets	(52)	(52)	(54)
Net amortization	106	99	59
Net periodic pension cost	$ 142	$ 135	$ 66